Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Contract liabilities
19.	Contract liabilities

Total
$’000
As of January 1, 2024	5,000
Customer prepayments	—
Revenue recognized	—
Effect of foreign exchange rate changes	—
As of December 31, 2024	5,000
Customer prepayments	—
Revenue recognized	(5,000)
Effect of foreign exchange rate changes	—
As of December 31, 2025	—

Contract liabilities are recognised at the earlier when those future goods or services are provided or the option period expires. Further details are set out in Note 5 “Revenue”.